Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—83.4%
		Banking—1.1%
$ 300,000		African Export-Import Bank, Sr. Unsecd. Note, 144A, 6.250%, 1/23/2032	$ 299,716
200,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 2.250%, 1/13/2031	177,198
		TOTAL	476,914
		Metals & Mining—1.4%
200,000	[1]	Codelco, Inc., Sr. Unsecd. Note, 144A, 3.700%, 7/30/2049	133,236
300,000	[1]	Codelco, Inc., Sr. Unsecd. Note, 144A, 6.440%, 10/26/2035	312,749
200,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 12/23/2050	155,643
		TOTAL	601,628
		Oil & Gas—3.0%
200,000		Pertamina Persero PT, Sr. Unsecd. Note, 144A, 2.300%, 2/9/2031	175,996
100,000	[2,3]	Petroleos de Venezuela S.A., Company Guarantee, 5.375%, 4/12/2027	39,150
200,000	[2,3]	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	96,500
100,000	[2,3]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	39,850
200,000		Petroleos Mexicanos, Company Guarantee, 6.625%, 6/15/2035	191,196
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	29,670
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	151,092
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	147,013
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	123,094
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	45,585
60,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	64,337
200,000		Qazaqgaz Nc Jsc, Sr. Unsecd. Note, 144A, 5.625%, 5/8/2036	196,122
		TOTAL	1,299,605
		Sovereign—76.5%
400,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 3/31/2033	413,989
50,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	26,553
100,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	70,380
190,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	143,545
0		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	—
190,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	150,670
EUR 150,000	[4]	Argentina, Government of, Sr. Unsecd. Note, Series EGDP, 0.000%, 12/15/2035	22,114
$ 100,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 6.950%, 11/20/2029	101,900
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	177,185
150,000		Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	158,874
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	218,073
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	211,328
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	215,302
200,000		Bermuda, Government of, Sr. Unsecd. Note, 144A, 3.375%, 8/20/2050	132,772
PEN 1,400,000	[2]	Bonos De Tesoreria, Sr. Unsecd. Note, 6.850%, 8/12/2035	431,454
CLP 60,000,000		Bonos Tesoreria Pesos, Sr. Unsecd. Note, 5.000%, 3/1/2035	63,122
$ 200,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	184,100
200,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	142,200
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 5/22/2036	193,800
BRL 1,750,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	339,178
1,500,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	273,165
950,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	153,742

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 300,000		Chile, Government of, Sr. Unsecd. Note, 3.500%, 1/25/2050	$ 206,400
200,000		Chile, Government of, Sr. Unsecd. Note, 3.500%, 1/31/2034	177,980
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	172,100
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	209,400
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	209,800
COP 900,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	180,793
$ 200,000		Congo, Government of, Sr. Unsecd. Note, Series 7Y, 9.500%, 2/17/2035	198,811
200,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	209,480
CRC 120,000,000		Costa Rica, Government of, Unsecd. Note, REGS, 7.530%, 7/26/2034	270,785
CZK 4,700,000		Czech Republic, Government of, Sr. Unsecd. Note, Series 103, 2.000%, 10/13/2033	186,413
7,700,000		Czech Republic, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	321,155
DOP 12,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 11.250%, 9/15/2035	230,196
$ 150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	128,175
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.150%, 5/17/2038	145,650
DOP 8,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 11.250%, 9/15/2035	153,464
$ 300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 10/28/2035	291,225
200,000		Drc International Bond, Sr. Unsecd. Note, 144A, 9.500%, 4/16/2037	208,905
200,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.750%, 1/29/2034	199,500
190,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2040	155,325
40,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	39,920
50,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	45,725
EGP 14,625,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 11/10/2026	275,239
20,300,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 2/2/2027	361,750
$ 400,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	424,977
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	117,328
$ 50,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.625%, 9/21/2034	50,940
150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	136,908
40,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	43,022
145,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	143,513
378,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	351,665
300,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 3.700%, 10/7/2033	263,445
200,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	203,660
200,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.250%, 8/15/2036	205,032
200,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.600%, 6/13/2036	208,732
200,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	200,871
150,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 6.400%, 7/29/2036	150,450
150,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	172,272
EUR 200,000		Hungary, Government of, Sr. Unsecd. Note, 4.875%, 3/25/2038	236,058
HUF 80,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	232,673
71,500,000		Hungary, Government of, Unsecd. Note, Series 31/A, 3.250%, 10/22/2031	205,372
305,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	798,162
166,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	419,202
$ 300,000		Indonesia, Government of, Sr. Unsecd. Note, 3.050%, 3/12/2051	182,462
200,000		Indonesia, Government of, Sr. Unsecd. Note, 5.690%, 5/29/2036	199,839
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	119,311
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.750%, 2/25/2041	189,373
400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	430,541
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	216,687
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	215,117
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	203,957

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	$ 55,120
BRL 3,000,000	[4]	Letra Tesouro Nacional, Unsecd. Note, Series LTN, 0.000%, 1/1/2028	487,522
MYR 900,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0425, 3.775%, 5/31/2045	212,409
1,260,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	318,708
1,500,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	368,878
1,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0223, 3.519%, 4/20/2028	249,312
2,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0415, 4.254%, 5/31/2035	510,244
MXN 11,500,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	622,145
2,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	118,442
5,000,000		Mexico, Government of, Series M 30, 8.500%, 11/18/2038	271,716
$ 300,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	212,850
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.400%, 2/12/2052	137,200
MXN 6,600,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	356,777
NGN 590,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 137D, 0.000%, 9/29/2026	434,467
315,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 245D, 0.000%, 9/22/2026	232,919
$ 500,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	510,255
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	193,412
300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	304,017
BRL 2,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2035	311,757
$ 800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	803,297
200,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.875%, 4/8/2051	201,491
200,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	166,200
200,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/1/2056	148,650
200,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	207,200
200,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	174,604
PYG 815,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 4/4/2038	132,658
PEN 2,450,000		Peru, Government of, 144A, 7.600%, 8/12/2039	773,062
$ 100,000		Peru, Government of, 2.780%, 12/1/2060	52,345
300,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	295,710
PEN 950,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	302,694
$ 500,000		Philippines, Government of, Sr. Unsecd. Note, 5.000%, 1/27/2036	480,921
PHP 13,000,000		Philippines, Government of, Sr. Unsecd. Note, Series 0770, 6.375%, 7/27/2030	204,400
PLN 360,000		Poland, Government of, Unsecd. Note, Series 0428, 2.750%, 4/25/2028	94,271
2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	582,345
490,000		Poland, Government of, Unsecd. Note, Series 1029, 2.750%, 10/25/2029	123,444
1,850,000		Poland, Government of, Unsecd. Note, Series 1030, 1.250%, 10/25/2030	424,452
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	192,645
400,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	426,183
200,000		South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	189,467
ZAR 3,500,000		South Africa, Government of, Sr. Unsecd. Note, Series 2035, 8.875%, 2/28/2035	221,165
4,300,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	253,272
10,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	650,001
$ 400,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	411,329
106,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	102,562
COP 1,100,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 12.500%, 2/27/2030	339,689
$ 200,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 6.200%, 7/16/2038	197,800
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	294,917
EUR 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.150%, 3/10/2034	230,538
$ 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	194,525
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 5/22/2031	197,984

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	$ 193,229
400,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	384,021
TRY 20,500,000		Turkey, Government of, Unsecd. Note, Series 10Y, 27.700%, 9/27/2034	373,727
$ 5,445	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	3,907
20,347	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	11,286
14,329	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	8,252
435,500	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	357,217
24,920	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	16,770
20,000	[3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	13,700
500,000	[5]	United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	481,750
400,000		United Mexican States, Sr. Unsecd. Note, 6.750%, 2/9/2056	375,000
50,000		Uruguay, Government of, Sr. Unsecd. Note, 5.442%, 2/14/2037	49,800
140,000		Uruguay, Government of, Sr. Unsecd. Note, 5.750%, 10/28/2034	143,640
UYU 15,000,000		Uruguay, Government of, Sr. Unsecd. Note, 8.000%, 10/29/2035	376,972
8,000,000		Uruguay, Government of, Sr. Unsecd. Note, 9.750%, 7/20/2033	218,887
$ 100,000	[2,3]	Venezuela, Government of, 9.375%, 1/13/2034	50,750
45,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 11.950%, 8/5/2031	25,763
145,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	65,975
50,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.000%, 5/7/2099	25,250
50,000	[3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	25,875
322,236		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	316,355
		TOTAL	33,219,303
		State/Provincial—0.5%
20,000		Bono Gar Prov Del Chubut, Secured Note, REGS, 9.450%, 4/29/2036	21,179
100,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.050%, 5/13/2036	97,750
50,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	49,875
50,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 8.600%, 2/3/2035	49,313
		TOTAL	218,117
		Transportation—0.5%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	207,144
		Utilities—0.4%
200,000		Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 5.450%, 2/3/2036	188,822
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $35,627,729)	36,211,533
		CORPORATE BONDS—11.8%
		Aerospace/Defense—0.2%
75,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 1/9/2038	71,866
		Air Transportation—0.3%
30,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	29,164
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,297
100,000		Latam Airlines Group SA, Sr. Secd. Note, 144A, 7.625%, 1/7/2031	102,675
		TOTAL	142,136
		Automotive—0.5%
200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 6/21/2033	196,429
		Banking—1.0%
200,000	[2,3,6]	Alfa Bank (Alfa Bond), Sub., REGS, 4.546%, 4/15/2030	10,000
100,000		Banco de Credito del Peru S.A., Sub., REGS, 6.450%, 7/30/2035	102,152
100,000		Intercorp Peru Ltd., Sr. Unsecd. Note, 144A, 5.600%, 7/16/2033	100,001
200,000	[1,2,3,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 11/6/2026	10,000

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 200,000	[1]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.375%, 5/26/2031	$ 203,096
		TOTAL	435,249
		Basic Industries—0.2%
100,000		Suzano Netherlands Bv, Sr. Unsecd. Note, 5.500%, 1/15/2036	95,982
		Beverages—0.2%
100,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, 144A, 5.250%, 4/27/2029	98,277
		Building Materials—0.5%
200,000		Cemex SAB de CV, Sr. Unsecd. Note, 5.750%, 6/5/2036	194,750
		Food Products—0.2%
100,000		JBS USA Lux SA / JBS Food Co. / JBS USA Finance Inc., Sr. Unsecd. Note, 6.500%, 12/1/2052	97,027
		Media—0.1%
50,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.625%, 1/15/2040	44,304
		Metals & Mining—2.7%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	208,741
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,700
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	409,338
50,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	50,589
150,000		Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	145,755
100,000		Vale Overseas Ltd., 6.125%, 6/12/2033	103,277
50,000		Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	51,983
		TOTAL	1,171,383
		Oil & Gas—3.8%
50,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	39,366
350,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	370,443
150,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	162,504
50,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.750%, 11/14/2037	50,281
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.125%, 9/10/2030	98,375
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 1/10/2036	485,925
200,000		Sonangol Finance Ltd., Sr. Unsecd. Note, 144A, 10.000%, 1/29/2031	206,200
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,920
50,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	52,934
45,000		YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	47,511
75,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	78,900
21,429		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	22,199
		TOTAL	1,630,558
		Real Estate—0.0%
164,952	[2,3,4]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	11,959
		Telecommunications & Cellular—1.2%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	120,149
$ 200,000		HTA Group Ltd, Inc./Mauritius, Sr. Unsecd. Note, 144A, 6.750%, 4/1/2031	202,331
200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	208,308
		TOTAL	530,788
		Utilities—0.9%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	203,073
200,000		Energuate Trust, Sr. Unsecd. Note, 144A, 6.350%, 9/15/2035	196,187
		TOTAL	399,260
		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,692,956)	5,119,968

Principal Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—0.0%
		Real Estate—0.0%
600	[2]	Country Garden Services Holdings Co. Ltd. (IDENTIFIED COST $32)	$ 15
		INVESTMENT COMPANY—3.8%
1,656,602		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[7] (IDENTIFIED COST $1,656,602)	1,656,602
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $42,977,319)	$42,988,118
		OTHER ASSETS AND LIABILITIES - NET—1.0%[8]	415,215
		NET ASSETS—100.0%	$43,403,333
At August 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/16/2026	Bank of America	273,957,040 COP	$86,728	$(2,036)
9/16/2026	Credit Agricole	973,000 BRL	$189,100	$(2,007)
9/16/2026	Credit Agricole	1,850,000 CNY	$274,111	$1,556
9/16/2026	HSBC	300,960,995 KRW	$202,297	$17,646
9/16/2026	JPMorgan	7,131,000 TRY	$143,178	$2,750
9/16/2026	Standard Chartered Bank	123,325,903 CLP	$136,855	$(4,707)
9/16/2026	State Street	412,486,200 COP	$116,793	$10,724
9/16/2026	State Street	369,620,157 COP	$104,175	$10,091
9/16/2026	State Street	1,508,400,194 IDR	$83,610	$1,421
9/16/2026	Wells Fargo	405,356,163 COP	$124,899	$414
9/16/2026	Wells Fargo	151,350 EUR	$174,688	$1,222
10/13/2026	Bank of America	100,000 BRL	$19,066	$53
10/13/2026	BNY Mellon	40,000 EUR	$46,787	$(246)
10/13/2026	Citibank	$25,000	21,710 EUR	$(260)
10/13/2026	Standard Chartered Bank	16,000,000 CLP	$16,950	$198
10/13/2026	State Street	16,000,000 CLP	$17,085	$63
10/13/2026	State Street	4,000,000 JPY	$24,799	$326
10/13/2026	UBS	110,000 BRL	$20,767	$263
3/2/2027	Standard Chartered Bank	1,483,000 EGP	$26,964	$2,218
Contracts Sold:
9/16/2026	Barclays	64,141,361 CLP	$71,457	$2,727
9/16/2026	BNP Paribas	973,000 BRL	$190,093	$2,999
9/16/2026	BNP Paribas	532,622,072 COP	$164,029	$(627)
9/16/2026	Goldman Sachs	278,858,365 COP	$74,744	$(11,463)
9/16/2026	Goldman Sachs	752,761,714 COP	$212,771	$(19,940)
9/16/2026	Morgan Stanley	635,181,254 COP	$173,885	$(22,477)
9/16/2026	Morgan Stanley	907,400 EUR	$1,058,160	$3,511
9/16/2026	Standard Chartered Bank	59,184,542 CLP	$65,132	$1,713
9/16/2026	Standard Chartered Bank	139,468,711 COP	$43,556	$441
9/16/2026	Wells Fargo	897,393 BRL	$172,570	$15
9/17/2026	Standard Chartered Bank	1,478,858 MXN	$86,726	$(169)
9/17/2026	Standard Chartered Bank	1,039,797 MXN	$58,964	$(2,132)
10/13/2026	Bank of America	2,000,000 JPY	$12,713	$150
10/13/2026	Bank of America	$25,000	21,828 EUR	$397

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
10/13/2026	Barclays	33,708 CHF	$42,401	$499
10/13/2026	Wells Fargo	16,000,000 CLP	$17,551	$403
10/13/2026	Wells Fargo	16,000,000 CLP	$17,513	$365
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,899)
At August 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2026[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swap:
Citi	CDX Index EM Series 45	Sell	1.00%	6/20/2031	1.38%	$450,000	$(7,245)	$(10,245)	$3,000
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2025	$885,174
Purchases at Cost	$24,556,647
Proceeds from Sales	$(23,785,219)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$1,656,602
Shares Held as of 8/31/2026	1,656,602
Dividend Income	$41,398

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Non-income-producing security.
3	Issuer in default.
4	Zero coupon bond.
5
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, these restricted securities amounted to $481,750, which represented 1.1% of net assets.

Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	5/8/2026	$493,415	$481,750

6
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$36,211,533	$—	$36,211,533
Corporate Bonds	—	5,089,968	30,000	5,119,968
Equity Security:
Common Stocks
International	—	15	—	15
Investment Company	1,656,602	—	—	1,656,602
TOTAL SECURITIES	$1,656,602	$41,301,516	$30,000	$42,988,118
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$62,165	$—	$62,165
Liabilities
Swap Contracts	—	(7,245)	—	(7,245)
Foreign Exchange Contracts	—	(66,064)	—	(66,064)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(11,144)	$—	$(11,144)

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CRC	—Costa Rican Colon
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
JSC	—Joint Stock Company
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
PYG	—Paraguay Guarani
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand